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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-05646

New Century Portfolios

(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  100 William Street, Suite 200   Wellesley, Massachusetts 02481

(Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055

Date of fiscal year end:     October 31, 2014

Date of reporting period:    July 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

INVESTMENT COMPANIES - 99.5%	Shares	Value
Large-Cap Funds - 64.1%
American Funds AMCAP Fund - Class A	173,865	$4,925,606
Gabelli Asset Fund (The) - Class I	71,028	4,720,498
iShares Core S&P 500 ETF (a)	25,050	4,865,962
iShares MSCI USA Minimum Volatility ETF (a)	73,200	2,685,708
iShares S&P 500 Growth Index Fund (a)	41,800	4,341,348
iShares S&P 500 Value Index Fund (a)	43,105	3,835,483
JPMorgan Value Advantage Fund - Institutional Class	122,538	3,499,675
MFS Equity Opportunities Fund - Class I	58,831	1,658,458
MFS Growth Fund - Class I	109,763	7,628,525
Putnam Equity Income Fund - Class Y	304,464	6,542,934
RidgeWorth Large Cap Value Equity Fund - I Shares	197,873	3,470,685
Vanguard 500 Index Fund - Signal Shares	42,833	6,309,772
Vanguard Dividend Growth Fund - Investor Shares	362,639	7,862,023
Weitz Partners Value Fund - Investor Class (b)	88,572	2,942,371
Wells Fargo Advantage Growth Fund - Administrator Class	141,783	7,486,141
		72,775,189
Sector Funds - 17.0%
Fidelity Select Health Care Portfolio	25,323	5,229,681
iShares Dow Jones U.S. Energy Sector Index Fund (a)	91,400	5,004,150
Ivy Science and Technology Fund - Class I (b)	70,044	4,007,200
PowerShares Dynamic Pharmaceuticals Portfolio (a)	67,000	3,968,410
SPDR Gold Shares (a) (b) (c)	9,000	1,110,510
		19,319,951
Mid-Cap Funds - 10.4%
iShares S&P MidCap 400 Growth Index Fund (a)	12,600	1,895,166
iShares S&P MidCap 400 Value Index Fund (a)	31,600	3,832,448
Putnam Equity Spectrum Fund - Class Y	74,124	3,173,249
SPDR S&P MidCap 400 ETF Trust (a)	11,702	2,915,319
		11,816,182
International Funds - 5.2%
Oppenheimer Developing Markets Fund - Class Y	47,443	1,882,999
Oppenheimer International Growth Fund - Class Y	105,357	3,950,891
		5,833,890
Small-Cap Funds - 2.8%
iShares S&P SmallCap 600 Growth Index Fund (a)	6,700	760,852
iShares S&P SmallCap 600 Value Index Fund (a)	21,800	2,388,844
		3,149,696

Total Investment Companies (Cost $74,310,540)		$112,894,908

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.01% (d) (Cost $766,958)	766,958	$766,958

Total Investments at Value - 100.2% (Cost $75,077,498)		$113,661,866

Liabilities in Excess of Other Assets - (0.2%)		(187,713)

Net Assets - 100.0%		$113,474,153

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	The rate shown is the 7-day effective yield as of July 31, 2014.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

INVESTMENT COMPANIES - 98.4%	Shares	Value
Large-Cap Funds - 26.0%
American Funds AMCAP Fund - Class A	136,996	$3,881,113
iShares Core S&P 500 ETF (a)	19,100	3,710,175
John Hancock Disciplined Value Fund - Class I	173,563	3,242,155
JPMorgan Value Advantage Fund - Institutional Class	121,722	3,476,381
Wells Fargo Advantage Growth Fund - Administrator Class	86,021	4,541,936
		18,851,760
Fixed Income/Multi-Sector Bond Funds - 18.4%
Dodge & Cox Income Fund	277,511	3,846,298
Loomis Sayles Bond Fund - Institutional Class	373,091	5,887,372
PIMCO Income Fund - Institutional Class	284,439	3,606,683
		13,340,353
International Funds - 13.5%
First Eagle Global Fund - Class A	100,053	5,605,975
Harding, Loevner International Equity Portfolio - Institutional Class	227,711	4,219,482
		9,825,457
Sector Funds - 13.3%
Consumer Staples Select Sector SPDR Fund (a)	43,700	1,883,907
Fidelity Select Health Care Portfolio	12,267	2,533,328
iShares Dow Jones U.S. Energy Sector Index Fund (a)	46,500	2,545,875
Oppenheimer SteelPath MLP Select 40 Fund - Class Y (b)	154,163	2,048,822
SPDR Gold Shares (a) (b) (c)	5,300	653,967
		9,665,899
Worldwide Bond Funds - 7.7%
Loomis Sayles Global Bond Fund - Institutional Class	103,691	1,716,089
Templeton Global Bond Fund - Class A	290,099	3,861,218
		5,577,307
High Yield Bond Funds - 6.2%
Loomis Sayles Institutional High Income Fund	311,614	2,577,050
Oppenheimer Senior Floating Rate Fund - Class A	230,305	1,934,567
		4,511,617
Mid-Cap Funds - 5.8%
SPDR S&P MidCap 400 ETF Trust (a)	16,980	4,230,227

Convertible Bond Funds - 3.9%
Allianz AGIC Convertible Fund - Institutional Shares	78,407	2,823,433

Small-Cap Funds - 3.6%
Brown Capital Management Small Company Fund - Institutional Class	7,199	509,022
iShares S&P SmallCap 600 Growth Index Fund (a)	8,100	919,836
iShares S&P SmallCap 600 Value Index Fund (a)	10,700	1,172,506
		2,601,364

Total Investment Companies (Cost $53,441,337)		$71,427,417

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

STRUCTURED NOTES - 1.0%	Par Value	Value
BNP Paribas Return Enhanced Notes Linked to the Performance of PowerShares S&P 500 Low Volatility Portfolio, due 03/31/2017 (b) (Cost $750,000)	$750,000	$772,125

MONEY MARKET FUNDS - 0.7%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.01% (d) (Cost $483,710)	483,710	$483,710

Total Investments at Value - 100.1% (Cost $54,675,047)		$72,683,252

Liabilities in Excess of Other Assets - (0.1%)		(95,155)

Net Assets - 100.0%		$72,588,097

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	The rate shown is the 7-day effective yield as of July 31, 2014.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

INVESTMENT COMPANIES - 98.9%	Shares	Value
Europe Funds - 43.0%
Columbia European Equity Fund - Class A	620,704	$4,537,344
Franklin Mutual European Fund - Class A	167,316	3,923,548
iShares MSCI Germany Index Fund (a)	99,600	2,903,340
iShares MSCI Sweden Index Fund (a)	30,700	1,047,177
iShares MSCI Switzerland Index Fund (a)	105,600	3,463,680
iShares MSCI United Kingdom Index Fund (a)	183,246	3,734,554
T. Rowe Price European Stock Fund	118,206	2,501,237
Vanguard MSCI Europe ETF (a)	55,200	3,165,168
		25,276,048
Diversified Funds - 25.0%
Columbia Acorn International Select Fund - Class A	73,708	2,139,754
Harbor International Fund - Institutional Class	17,368	1,242,367
Harding, Loevner International Equity Portfolio - Institutional Class	65,714	1,217,680
iShares MSCI EAFE Growth Index Fund (a)	10,900	765,398
iShares MSCI EAFE Value Index Fund (a)	11,800	674,842
MFS International Value Fund - Class I	35,236	1,276,245
Oakmark International Fund - Class I	144,808	3,776,593
Oppenheimer International Growth Fund - Class Y	32,535	1,220,078
Templeton Institutional Funds - Foreign Smaller Companies Series	105,113	2,380,802
		14,693,759
Asia/Pacific Funds - 24.5%
iShares MSCI Australia Index Fund (a)	30,100	800,359
iShares MSCI Pacific ex-Japan Index Fund (a)	39,000	1,974,960
Matthews China Dividend Fund - Investor Class	43,197	587,476
Matthews Japan Fund - Institutional Class	242,771	4,037,276
Matthews Pacific Tiger Fund - Investor Class	138,629	3,938,440
WisdomTree Japan Hedged Equity Fund (a)	61,700	3,083,149
		14,421,660
Emerging Markets Funds - 3.2%
Aberdeen Emerging Markets Fund - Institutional Class	80,226	1,245,113
Vanguard MSCI Emerging Markets ETF (a)	15,400	673,288
		1,918,401
Americas Funds - 3.2%
Fidelity Canada Fund	10,011	639,206
JPMorgan Latin America Fund - Select Class	67,840	1,267,934
		1,907,140

Total Investment Companies (Cost $43,612,656)		$58,217,008

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.3%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.01% (b) (Cost $740,531)	740,531	$740,531

Total Investments at Value - 100.2% (Cost $44,353,187)		$58,957,539

Liabilities in Excess of Other Assets - (0.2%)		(127,886)

Net Assets - 100.0%		$58,829,653

(a)	Exchange-traded fund.
(b)	The rate shown is the 7-day effective yield as of July 31, 2014.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

INVESTMENT COMPANIES - 94.8%	Shares	Value
Long/Short Equity Funds - 21.8%
AllianceBernstein Select US Long/Short Portfolio - Class I	186,432	$2,253,963
MainStay Marketfield Fund - Class I	464,500	8,124,095
Robeco Boston Partners Long/Short Research Fund - Institutional Class (b)	251,889	3,748,114
TFS Market Neutral Fund	182,640	2,763,338
Wasatch Long/Short Fund	358,345	5,923,448
Weitz Partners III Opportunity Fund - Institutional Class (b)	275,137	4,495,743
		27,308,701
Arbitrage Funds - 15.9%
Arbitrage Fund (The) - Class I (b)	2,111	27,399
Calamos Market Neutral Income Fund - Class A	535,288	6,980,159
Gabelli ABC Fund - Advisor Class	169,819	1,738,943
Merger Fund (The)	268,488	4,400,525
Touchstone Merger Arbitrage Fund - Institutional Shares	647,180	6,847,169
		19,994,195
Global Macro Funds - 15.1%
BlackRock Global Allocation Fund - Class A	83,985	1,824,147
First Eagle Global Fund - Class A	121,765	6,822,486
Ivy Asset Strategy Fund - Class A	106,150	3,342,675
John Hancock Global Absolute Return Strategies Fund - Class I	255,921	2,889,348
Mutual Global Discovery Fund - Class Z	114,745	4,044,745
		18,923,401
Asset Allocation Funds - 10.1%
Berwyn Income Fund	403,247	5,782,566
FPA Crescent Fund	200,036	6,835,241
		12,617,807
High Yield/Fixed Income Funds - 7.8%
Aberdeen Asia-Pacific Income Fund, Inc. (d)	210,000	1,281,000
BlackRock Credit Allocation Income Trust (d)	70,000	941,500
PIMCO Income Fund - Institutional Class	206,029	2,612,449
Templeton Global Bond Fund - Class A	253,952	3,380,098
Templeton Global Income Fund (d)	190,000	1,504,800
		9,719,847
Natural Resources Funds - 7.0%
Market Vectors Gold Miners ETF (a)	43,000	1,113,270
Oppenheimer SteelPath MLP Select 40 Fund - Class Y (b)	133,193	1,770,135
PIMCO CommoditiesPLUS Strategy Fund - Institutional Class	113,957	1,259,221
RS Global Natural Resources Fund - Class A	26,957	1,002,520
SPDR Gold Shares (a) (b) (c)	10,500	1,295,595
Tortoise MLP & Pipeline Fund - Institutional Class	123,331	2,274,229
		8,714,970
Real Estate Funds - 6.3%
CBRE Clarion Global Real Estate Income Fund (d)	154,000	1,376,760
Vanguard REIT ETF (a)	49,000	3,670,100
Voya Global Real Estate Fund - Class I	142,418	2,873,995
		7,920,855

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 94.8% (Continued)	Shares	Value
Managed Futures Funds - 5.9%
361 Managed Futures Strategy Fund - Class I	552,758	$6,174,303
AQR Managed Futures Strategy Fund - Class N	124,402	1,232,823
		7,407,126
Option Hedged Funds - 2.8%
BlackRock Enhanced Equity Dividend Trust (d)	120,000	978,000
Swan Defined Risk Fund - Class I	222,589	2,577,584
		3,555,584
Deep Value/Distressed Securities Funds - 2.1%
Third Avenue Focused Credit Fund - Institutional Class	216,622	2,601,623

Total Investment Companies (Cost $100,898,607)		$118,764,109

STRUCTURED NOTES - 3.4%	Par Value	Value
BNP Paribas Buffered Return Enhanced Notes Linked to the Performance of WTI Crude Oil, due 03/24/2016 (b)	$1,500,000	$1,530,000
JPMorgan Chase & Co., Dual Directional Contingent Buffered Return Enhanced Notes Linked to the EURO STOXX 50 Index, due 12/14/2016 (b)	1,800,000	1,665,360
JPMorgan Chase & Co., Return Notes Linked to the JPMorgan Strategic Volatility Dynamic Index (Series 1), due 09/30/2014 (b)	1,500,000	1,096,200
Total Structured Notes (Cost $4,800,000)		$4,291,560

MONEY MARKET FUNDS - 1.8%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.01% (e) (Cost $2,299,670)	2,299,670	$2,299,670

Total Investments at Value - 100.0% (Cost $107,998,277)		$125,355,339

Other Assets in Excess of Liabilities - 0.0% (f)		1,801

Net Assets - 100.0%		$125,357,140

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	The rate shown is the 7-day effective yield as of July 31, 2014.
(f)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2014 (Unaudited)

1.   Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the “Portfolios”) are valued at their net asset value as reported by such companies.  The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.  The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities when the Adviser deems it appropriate.  Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.  Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Structured Notes held by New Century Balanced and New Century Alternative Strategies Portfolios are typically classified as Level 2 since the values for such securities are customarily based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, underlying index values and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of July 31, 2014 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio

Investment Companies	$112,894,908	$-	$-	$112,894,908
Money Market Funds	766,958	-	-	766,958
Total	$113,661,866	$-	$-	$113,661,866

New Century Balanced Portfolio

Investment Companies	$71,427,417	$-	$-	$71,427,417
Structured Notes	-	772,125	-	772,125
Money Market Funds	483,710	-	-	483,710
Total	$71,911,127	$772,125	$-	$72,683,252

New Century International Portfolio

Investment Companies	$58,217,008	$-	$-	$58,217,008
Money Market Funds	740,531	-	-	740,531
Total	$58,957,539	$-	$-	$58,957,539

New Century Alternative Strategies Portfolio

Investment Companies	$118,764,109	$-	$-	$118,764,109
Structured Notes	-	4,291,560	-	4,291,560
Money Market Funds	2,299,670	-	-	2,299,670
Total	$121,063,779	$4,291,560	$-	$125,355,339

Refer to each Portfolio’s Schedule of Investments for a listing of the securities using Level 1 and Level 2 inputs.  As of July 31, 2014, the Portfolios did not have any transfers in and out of any Level.  In addition, the Portfolios did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of July 31, 2014.  It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.
2.   Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2014:

				New
	New	New	New	Century
	Century	Century	Century	Alternative
	Capital	Balanced	International	Strategies
	Portfolio	Portfolio	Portfolio	Portfolio

Cost of portfolio investments	$75,077,893	$54,829,388	$44,353,187	$108,124,143

Gross unrealized appreciation	$38,721,574	$17,862,714	$14,827,907	$18,959,798

Gross unrealized depreciation	(137,601)	(8,850)	(223,555)	(1,728,602)

Net unrealized appreciation	$38,583,973	$17,853,864	$14,604,352	$17,231,196

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for New Century Capital, New Century Balanced and New Century Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	September 18, 2014

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer

Date	September 18, 2014

* Print the name and title of each signing officer under his or her signature.